The "Lava Jato" (Car Wash) Operation and its effects on the Company	6 Months Ended
Jun. 30, 2019
Text block [abstract]
The "Lava Jato" (Car Wash) Operation and its effects on the Company
2.	The “Lava Jato” (Car Wash) Operation and its effects on the Company

The Company has monitored the progress of investigations under the “Lava Jato” Operation and, in the preparation of these unaudited interim financial statements for the period ended June 30, 2019, did not identify any additional information that would affect the adopted calculation methodology to write off, in the third quarter of 2014, amounts overpaid for the acquisition of property, plant and equipment. The Company will continue to monitor these investigations for additional information in order to assess their potential impact on the adjustment made.

In the second quarter of 2019, new leniency and plea agreements entitled the Company to receive funds with respect to compensation for damages, in the amount of US$ 79. This amount was accounted for as other income and expenses. Thus, the total cumulative amount recovered from the “Lava Jato” investigation through June 30, 2019 is US$ 991 (US$ 912 through December 31, 2018).

2.1.	Investigations involving the Company

On September 27, 2018, the Company settled the open matters with the U.S. Department of Justice (DoJ) and the U.S. Securities and Exchange Commission (SEC) investigation concerning the Company’s internal controls, books and records, and financial statements from 2003 to 2012.

These agreements fully resolve the inquiries carried out by these authorities. Following this agreement, the Company paid US$ 85 to the DoJ in 2018 and the same amount to the SEC in the first quarter of 2019. Additionally, the agreements also credit a remittance of US$ 683 to the Brazilian authorities, which Petrobras deposited in January 2019 into a court deposit account. The Company fully recognized the effects of these settlements as other income and expenses in the third quarter of 2018.

This resolution meets the best interest of the Company and its shareholders, and eliminates uncertainties, risks, burdens and costs of potential litigations in the United States.

In May 2019, the U.S. Commodity Futures Trading Commission (“CFTC”) contacted Petrobras with an inquiry regarding trading activities related to the Lava Jato Operation. Petrobras reiterates that it will continue to cooperate with the regulatory authorities, including the CFTC, regarding any inquiry, reinforcing its commitment to integrity and transparency.